Note 3 - Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note C - Loans and Allowance for Loan Losses

Loans are comprised of the following at December 31:

	2012	2011
Residential real estate	$226,022	$238,490
Commercial real estate:
Owner-occupied	104,842	129,364
Nonowner-occupied	52,792	56,620
Construction	17,376	21,471
Commercial and industrial	57,239	45,200
Consumer:
Automobile	41,168	45,702
Home equity	18,332	20,507
Other	40,517	40,954
	558,288	598,308
Less: Allowance for loan losses	6,905	7,344

Loans, net	$551,383	$590,964

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ended December 31, 2012 and 2011:

December 31, 2012	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,860	$3,493	$636	$1,355	$7,344
Provision for loan losses	395	2,367	(1,381)	202	1,583
Loans charged off	(1,066)	(1,949)	(499)	(1,622)	(5,136)
Recoveries	140	35	2,027	912	3,114
Total ending allowance balance	$1,329	$3,946	$783	$847	$6,905

December 31, 2011	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,051	$3,083	$3,795	$1,457	$9,386
Provision for loan losses	2,642	932	439	883	4,896
Loans charged off	(2,034)	(1,913)	(4,725)	(1,750)	(10,422)
Recoveries	201	1,391	1,127	765	3,484
Total ending allowance balance	$1,860	$3,493	$636	$1,355	$7,344

Activity in the allowance for loan losses was as follows:

2010
Allowance for loan losses:
Beginning balance	$8,198
Provision for loan losses	5,871
Loans charged off	(5,879)
Recoveries	1,196
Total ending allowance balance	$9,386

The following table presents the balance in the allowance for loan losses and the recorded investment of loans by portfolio segment and based on impairment method as of December 31, 2012 and 2011:

December 31, 2012	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$128	$1,979	$-	$-	$2,107
Collectively evaluated for impairment	1,201	1,967	783	847	4,798
Total ending allowance balance	$1,329	$3,946	$783	$847	$6,905

Loans:
Loans individually evaluated for impairment	$827	$16,354	$-	$220	$17,401
Loans collectively evaluated for impairment	225,195	158,656	57,239	99,797	540,887
Total ending loans balance	$226,022	$175,010	$57,239	$100,017	$558,288

December 31, 2011	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$130	$525	$-	$-	$655
Collectively evaluated for impairment	1,730	2,968	636	1,355	6,689
Total ending allowance balance	$1,860	$3,493	$636	$1,355	$7,344

Loans:
Loans individually evaluated for impairment	$1,505	$9,733	$334	$-	$11,572
Loans collectively evaluated for impairment	236,985	197,722	44,866	107,163	586,736
Total ending loans balance	$238,490	$207,455	$45,200	$107,163	$598,308

The following table presents information related to loans individually evaluated for impairment by class of loans as of the year ended December 31, 2012 and December 31, 2011:

December 31, 2012	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized

With no related allowance recorded:
Residential real estate	$619	$407	$-	$493	$-	$-
Commercial real estate:
Owner-occupied	5,528	5,528	-	4,729	338	338
Nonowner-occupied	10,085	8,847	-	4,767	456	456
Commercial and industrial	426	-	-	-	-	-
Consumer:
Home equity	220	220	-	176	9	9

With an allowance recorded:
Residential real estate	420	420	128	420	23	23
Commercial real estate:
Nonowner-occupied	1,979	1,979	1,979	1,132	38	38

Total	$19,277	$17,401	$2,107	$11,717	$864	$864

December 31, 2011	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized

With no related allowance recorded:
Residential real estate	$1,136	$1,085	$-	$748	$36	$31
Commercial real estate:
Owner-occupied	2,774	2,531	-	2,418	207	309
Nonowner-occupied	4,131	4,131	-	4,339	174	57
Commercial and industrial	614	334	-	483	40	40

With an allowance recorded:
Residential real estate	420	420	130	84	27	22
Commercial real estate:
Nonowner-occupied	2,396	2,396	437	2,414	128	118
Construction	675	675	88	677	35	31

Total	$12,146	$11,572	$655	$11,163	$647	$608

The recorded investment of a loan is its carrying value excluding accrued interest and deferred loan fees.

The following table presents information for impaired loans as of December 31:

2010

Average of individually impaired loans during year	$24,589
Interest income recognized during impairment	$1,158
Cash basis interest income recognized	$1,083

Nonaccrual loans and loans past due 90 days or more and still accruing include both smaller balance homogenous loans that are collectively evaluated for impairment and individually classified as impaired loans.

The following table presents the recorded investment of nonaccrual loans and loans past due 90 days or more and still accruing by class of loans as of December 31, 2012 and 2011:

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2012
Residential real estate	$341	$2,533
Commercial real estate:
Owner-occupied	-	675
Nonowner-occupied	-	352
Consumer:
Automobile	11	4
Home equity	-	62
Other	7	-

Total	$359	$3,626

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2011
Residential real estate	$439	$2,536
Commercial real estate:
Owner-occupied	-	125
Consumer:
Automobile	13	12
Home equity	-	5
Other	7	-

Total	$459	$2,678

The following table presents the aging of the recorded investment of past due loans by class of loans as of December 31, 2012 and 2011:

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$5,525	$1,033	$2,797	$9,355	$216,667	$226,022
Commercial real estate:
Owner-occupied	753	111	675	1,539	103,303	104,842
Nonowner-occupied	–	–	352	352	52,440	52,792
Construction	–	–	–	–	17,376	17,376
Commercial and industrial	202	–	–	202	57,037	57,239
Consumer:
Automobile	905	138	13	1,056	40,112	41,168
Home equity	112	37	62	211	18,121	18,332
Other	1,066	162	7	1,235	39,282	40,517

Total	$8,563	$1,481	$3,906	$13,950	$544,338	$558,288

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,731	$1,144	$2,975	$7,850	$230,640	$238,490
Commercial real estate:
Owner-occupied	182	-	125	307	129,057	129,364
Nonowner-occupied	-	232	-	232	56,388	56,620
Construction	204	-	-	204	21,267	21,471
Commercial and industrial	171	14	-	185	45,015	45,200
Consumer:
Automobile	864	110	13	987	44,715	45,702
Home equity	75	76	5	156	20,351	20,507
Other	506	162	7	675	40,279	40,954

Total	$5,733	$1,738	$3,125	$10,596	$587,712	$598,308

Troubled Debt Restructurings:

A troubled debt restructuring (“TDR”) occurs when the Company has agreed to a loan modification in the form of a concession for a borrower who is experiencing financial difficulty.  All TDR’s are considered to be impaired.   The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; a reduction in the contractual principal and interest payments of the loan; or short-term interest-only payment terms.

The Company has allocated reserves for a portion of its TDR’s to reflect the fair values of the underlying collateral or the present value of the concessionary terms granted to the customer.

The following table presents the types of TDR loan modifications by class of loans as of December 31, 2012 and December 31, 2011:

	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms	Total TDR’s
December 31, 2012
Residential real estate
Interest only payments	$-	$180	$180
Rate reduction	420	-	420
Commercial real estate:
Owner-occupied
Interest only payments	-	675	675
Rate reduction	440	-	440
Maturity extension at lower stated rate than market rate	191	-	191
Reduction of principal and interest payments	4,222	-	4,222
Nonowner-occupied
Interest only payments	9,856	300	10,156
Reduction of principal and interest payments	670	-	670

Total TDR’s	$15,799	$1,155	$16,954

	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms	Total TDR’s
December 31, 2011
Residential real estate
Interest only payments	$-	$283	$283
Rate reduction	420	-	420
Commercial real estate:
Owner-occupied
Interest only payments	680	-	680
Rate reduction	449	-	449
Maturity extension at lower stated rate than market rate	219	-	219
Nonowner-occupied
Interest only payments	6,296	-	6,296
Construction
Interest only payments	674	-	674
Commercial and industrial
Interest only payments	334	-	334

Total TDR’s	$9,072	$283	$9,355

The troubled debt restructurings described above increased the allowance for loan losses by $2,169 and $33, resulted in charge-offs of $536 and $271 during the years ended December 31, 2012 and 2011.

At December 31, 2012, the balance in TDR loans increased $7,599, or 81.2%, from year-end 2011. This was largely impacted by the modification of two commercial real estate loans totaling $10,206. During the first quarter of 2012, the contractual terms of one commercial real estate loan totaling $4,222 were adjusted, reducing principal and interest payments that created a concession to the borrower. During the fourth quarter of 2012, the contractual terms of one commercial real estate loan totaling $5,984 were adjusted to permit short-term, interest-only payments that created a concession to the borrower. At December 31, 2012 and December 31, 2011, 93% and 97% of the Company’s TDR’s were performing according to their modified terms, respectively. The Company allocated $2,107 and $655 in reserves to customers whose loan terms have been modified in TDR’s as of December 31, 2012 and December 31, 2011, respectively. At December 31, 2012, the Company had $109 in commitments to lend additional amounts to customers with outstanding loans that are classified as TDR’s, as compared to $81 at December 31, 2011.

The following table presents the pre- and post-modification balances of TDR loan modifications by class of loans that occurred during the year ended December 31, 2012 and 2011:

	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2012
Commercial real estate:
Owner-occupied
Reduction of principal and interest payments	$4,266	$4,222	-	-
Nonowner-occupied
Interest only payments	5,984	5,984	-	-
Reduction of principal and interest payments	686	671	-	-

Total TDR’s	$10,936	$10,877	-	-

	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2011
Commercial real estate:
Owner-occupied
Rate reduction	$959	$868	-	-
Maturity extension at lower stated rate than market rate	226	219	-	-
Nonowner-occupied
Interest only payments	400	400	-	-

Total TDR’s	$1,585	$1,487	-	-

All of the Company’s TDR’s that occurred during the years ended December 31, 2012 and 2011 were performing in accordance with their modified term. Furthermore, there were no TDR’s described above at December 31, 2012 and 2011 that experienced any payment defaults within twelve months following the loan modification. A default is considered to have occurred once the TDR is past due 90 days or more or it has been placed on nonaccrual. TDR loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. The TDR’s described above during the year ended December 31, 2012 had no impact on the allowance for losses or charge-offs. The TDR’s described above during the year ended December 31, 2011 increased the allowance for loan losses by $544 and resulted in charge-offs of $414. The Company had no specific allocations reserved to customers whose loan terms have been modified during the year ended December 31, 2012. The Company had allocated $130 of reserves to customers whose loan terms have been modified during the year ended December 31, 2011.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. These risk categories are represented by a loan grading scale from 1 through 10. The Company analyzes loans individually with a higher credit risk rating and groups these loans into categories called “criticized” and ”classified” assets. The Company considers its criticized assets to be loans that are graded 8 and its classified assets to be loans that are graded 9 through 10. The Company’s risk categories are reviewed at least annually on loans that have aggregate borrowing amounts that meet or exceed $500.

The Company uses the following definitions for its criticized loan risk ratings:

Special Mention (Loan Grade 8). Loans classified as special mention indicate considerable risk due to deterioration of repayment (in the earliest stages) due to potential weak primary repayment source, or payment delinquency.  These loans will be under constant supervision, are not classified and do not expose the institution to sufficient risks to warrant classification.  These deficiencies should be correctable within the normal course of business, although significant changes in company structure or policy may be necessary to correct the deficiencies.  These loans are considered bankable assets with no apparent loss of principal or interest envisioned.  The perceived risk in continued lending is considered to have increased beyond the level where such loans would normally be granted.  Credits that are defined as a troubled debt restructuring should be graded no higher than special mention until they have been reported as performing over one year after restructuring.

The Company uses the following definitions for its classified loan risk ratings:

Substandard (Loan Grade 9). Loans classified as substandard represent very high risk, serious delinquency, nonaccrual, or unacceptable credit. Repayment through the primary source of repayment is in jeopardy due to the existence of one or more well defined weaknesses and the collateral pledged may inadequately protect collection of the loans. Loss of principal is not likely if weaknesses are corrected, although financial statements normally reveal significant weakness. Loans are still considered collectible, although loss of principal is more likely than with special mention loan grade 8 loans. Collateral liquidation considered likely to satisfy debt.

Doubtful (Loan Grade 10). Loans classified as doubtful display a high probability of loss, although the amount of actual loss at the time of classification is undetermined. This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification. These loans exhibit all substandard characteristics with the addition that weaknesses make collection or liquidation in full highly questionable and improbable. This classification consists of loans where the possibility of loss is high after collateral liquidation based upon existing facts, market conditions, and value. Loss is deferred until certain important and reasonable specific pending factors which may strengthen the credit can be more accurately determined. These factors may include proposed acquisitions, liquidation procedures, capital injection, receipt of additional collateral, mergers, or refinancing plans. A doubtful classification for an entire credit should be avoided when collection of a specific portion appears highly probable with the adequately secured portion graded substandard.

Criticized and classified loans will mostly consist of commercial and industrial and commercial real estate loans. The Company considers its loans that do not meet the criteria for a criticized and classified asset rating as pass rated loans, which will include loans graded from 1 (Prime) to 7 (Watch). All commercial loans are categorized into a risk category either at the time of origination or re-evaluation date. As of December 31, 2012 and December 31, 2011, and based on the most recent analysis performed, the risk category of commercial loans by class of loans is as follows:

December 31, 2012	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$87,614	$14,057	$3,171	$104,842
Nonowner-occupied	39,627	2,171	10,994	52,792
Construction	16,276	-	1,100	17,376
Commercial and industrial	47,226	4,793	5,220	57,239
Total	$190,743	$21,021	$20,485	$232,249

December 31, 2011	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$103,743	$15,030	$10,591	$129,364
Nonowner-occupied	30,375	12,815	13,430	56,620
Construction	19,519	-	1,952	21,471
Commercial and industrial	36,633	3,250	5,317	45,200
Total	$190,270	$31,095	$31,290	$252,655

The Company also obtains the credit scores of its borrowers upon origination (if available by the credit bureau) but are not updated. The Company focuses mostly on the performance and repayment ability of the borrower as an indicator of credit risk and does not consider a borrower’s credit score to be a significant influence in the determination of a loan’s credit risk grading.

For residential and consumer loan classes, the Company evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.  The following table presents the recorded investment of residential and consumer loans by class of loans based on payment activity as of December 31, 2012 and December 31, 2011:

	Consumer
December 31, 2012	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$41,153	$18,270	$40,510	$223,148	$323,081
Nonperforming	15	62	7	2,874	2,958
Total	$41,168	$18,332	$40,517	$226,022	$326,039

	Consumer
December 31, 2011	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$45,677	$20,502	$40,947	$235,515	$342,641
Nonperforming	25	5	7	2,975	3,012
Total	$45,702	$20,507	$40,954	$238,490	$345,653

The Company, through its subsidiaries, grants residential, consumer, and commercial loans to customers located primarily in the  southeastern area of Ohio as well as the western counties of West Virginia.  Approximately 4.87% of total loans were unsecured at December 31, 2012, up from 3.98% at December 31, 2011.